STOCKHOLDERS' EQUITY - Conversion of Convertible Promissory Notes (Details) - Series A-1 Preferred Stock - USD ($)		12 Months Ended
	Aug. 15, 2019	Dec. 31, 2020
Stockholder's equity (Deficit)
Common shares issued for preferred stock converted		624,594
Convertible promissory notes
Stockholder's equity (Deficit)
Outstanding principal and interest	$ 405,300
Number of shares converted		935,519
Principal amount	$ 250,000
Coupon rate	17.00%	6.00%
Conversion of accounts payable into convertible promissory notes		$ 134,800
Conversion rate	0.43%	0.43%